Document and Entity Information	Dec. 30, 2025
Document Information [Line Items]
Entity Registrant Name	Marblegate Capital Corporation
Amendment Flag	false
Entity Central Index Key	0001965052
Document Type	8-K
Document Period End Date	Dec. 30, 2025
Entity Incorporation State Country Code	DE
Entity File Number	000-56734
Entity Tax Identification Number	92-2142791
Entity Address, Address Line One	5 Greenwich Office Park
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06831
City Area Code	(203)
Local Phone Number	210-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Trading Symbol	MGTE
Warrant [Member]
Document Information [Line Items]
Trading Symbol	MGTEW